Business (Details) (USD $)	0 Months Ended	5 Months Ended
	Dec. 18, 2013	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
IPO, Number of shares issued	36,000,000	36,000,000
IPO, Price Per Share	$ 20.00
IPO, Price per share, net of underwriting discount and offering expenses	$ 18.47
Proceeds from Issuance Initial Public Offering	$ 665,000,000
Offering expenses and fees		54,999,000
Repayment of Related Party Debt	$ 272,000,000	$ 272,030,000
Over-allotment Of Shares At Public Offering Price		5,400,000
Period Alloted For Underwriter Option To Purchase Additional Shares At Public Offering Price		30 days